Fair Value - Nonrecurring Fair Value (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss		$ 25,622		$ 153,398	$ 587,275	$ 420,316	$ 11,310
Impairment loss		25,622		153,398	588,223	104,360	11,717
Equity method investments		178,131	$ 81,085		81,085	363,901
Real estate held for sale | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		223,052	269,145		269,145	49,498
Impairment loss		25,183		8,763	77,211	25,619	11,334
Real estate held for investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring			282,400		282,400
Impairment loss		212,000			212,000
Real estate held for investment | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		85,186	416,272		416,272	224,935
Impairment loss		439		4,206	280,418	19,668	57
Intangible assets—investment management contracts | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		0	36,400		36,400	51,100
Equity Method Investments | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		2,622	61,182	0	61,182	6,774	0
Equity method investments		$ 7,014	32,761		$ 32,761	11,871
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		11.00%			11.00%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		5.50%			5.50%
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		$ 0	0		$ 0	0
Level 2 | Real estate held for sale | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		0	68,864		68,864	13,252
Level 2 | Real estate held for investment | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		0	0		0	0
Level 2 | Intangible assets—investment management contracts | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		0	0		0	0
Level 2 | Equity Method Investments | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		0	0		0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		178,131	81,085		81,085	363,901
Level 3 | Real estate held for sale | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		223,052	200,281		200,281	36,246
Level 3 | Real estate held for investment | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		85,186	416,272		416,272	224,935
Level 3 | Intangible assets—investment management contracts | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, nonrecurring		0	36,400		36,400	51,100
Level 3 | Equity Method Investments | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		7,014	32,761		32,761	11,871
Intangible assets—lease intangibles
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss					12,744	0	0
Investment management contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss		$ 0		$ 140,429	147,429	59,073	320
Customer relationships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss			$ 10,100		10,109	0	0
Trade name
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ 59,500				$ 59,464	$ 0	$ 0
Primarily European Portfolio | Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selling costs					5.00%
Primarily European Portfolio | Maximum | Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selling costs		5.00%
Primarily European Portfolio | Minimum | Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selling costs		2.00%
Certain Hotels In The Hospitality Segment | Level 3 | Maximum | Real estate held for sale | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selling costs		3.00%			3.00%
Multi Tenant Offices And Certain Hotels In The THL Hotel Portfolio | Level 2 | Real estate held for sale | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selling costs		2.00%
Multi Tenant Offices And Certain Hotels In The THL Hotel Portfolio | Level 3 | Real estate held for sale | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selling costs		2.00%
Multi Tenant Offices And Certain Hotels In The THL Hotel Portfolio | Level 3 | Maximum | Real estate held for sale | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selling costs					2.00%
Multi Tenant Offices And Certain Hotels In The THL Hotel Portfolio | Level 3 | Minimum | Real estate held for sale | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Selling costs					1.50%